Parent And Guarantor Consolidating Financial Statements	12 Months Ended
Dec. 31, 2012
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Condensed Financial Information of Parent Company Only Disclosure [Text Block]
Parent and Guarantor Consolidating Financial Statements
Certain of our senior notes are guaranteed by a group of subsidiaries (the Guarantors). The Guarantors, each of which is a 100% directly owned subsidiary of Ally Financial Inc., are Ally US LLC, IB Finance Holding Company, LLC (IB Finance), and GMAC Continental Corporation (GMAC Continental). The Guarantors fully and unconditionally guarantee the senior notes on a joint and several basis. In connection with the purchase and sale agreement with General Motors Financial (GMF) described in Note 2, all of the common stock of GMAC Continental will be sold to GMF. Following the closing of this equity sale transaction, GMAC Continental will cease to be a Guarantor, and the proceeds from the sale of GMAC Continental will be reinvested in IB Finance or a subsidiary of IB Finance. Following the completion of this transaction, IB Finance and Ally US LLC will remain note Guarantors.
The following financial statements present condensed consolidating financial data for (i) Ally Financial Inc. (on a parent company-only basis), (ii) the Guarantors, (iii) the nonguarantor subsidiaries (all other subsidiaries), and (iv) an elimination column for adjustments to arrive at (v) the information for the parent company, Guarantors, and nonguarantors on a consolidated basis.
Investments in subsidiaries are accounted for by the parent company and the Guarantors using the equity-method for this presentation. Results of operations of subsidiaries are therefore classified in the parent company’s and Guarantors’ investment in subsidiaries accounts. The elimination entries set forth in the following condensed consolidating financial statements eliminate distributed and undistributed income of subsidiaries, investments in subsidiaries, and intercompany balances and transactions between the parent, Guarantors, and nonguarantors.
Condensed Consolidating Statements of Income and Comprehensive Income

Year ended December 31, 2012 ($ in millions)	Parent	Guarantors	Nonguarantors	Consolidating adjustments	Ally consolidated
Financing revenue and other interest income
Interest and fees on finance receivables and loans	$852	$—	$3,687	$—	$4,539
Interest and fees on finance receivables and loans — intercompany	104	—	22	(126)	—
Interest on loans held-for-sale	15	—	83	—	98
Interest on trading assets	—	—	10	—	10
Interest and dividends on available-for-sale investment securities	—	—	292	—	292
Interest-bearing cash	16	—	8	—	24
Interest-bearing cash — intercompany	—	—	16	(16)	—
Operating leases	232	—	2,147	—	2,379
Total financing revenue and other interest income	1,219	—	6,265	(142)	7,342
Interest expense
Interest on deposits	58	—	587	—	645
Interest on short-term borrowings	60	—	11	—	71
Interest on long-term debt	2,676	—	677	(17)	3,336
Interest on intercompany debt	(1)	1	120	(120)	—
Total interest expense	2,793	1	1,395	(137)	4,052
Depreciation expense on operating lease assets	113	—	1,286	—	1,399
Net financing (loss) revenue	(1,687)	(1)	3,584	(5)	1,891
Dividends from subsidiaries
Nonbank subsidiaries	1,074	448	—	(1,522)	—
Other revenue
Servicing fees	191	—	218	—	409
Servicing asset valuation and hedge activities, net	—	—	(4)	—	(4)
Total servicing income, net	191	—	214	—	405
Insurance premiums and service revenue earned	—	—	1,055	—	1,055
(Loss) gain on mortgage and automotive loans, net	(2)	—	381	—	379
Loss on extinguishment of debt	—	—	(148)	—	(148)
Other gain on investments, net	—	—	146	—	146
Other income, net of losses	173	474	1,280	(1,190)	737
Total other revenue	362	474	2,928	(1,190)	2,574
Total net (loss) revenue	(251)	921	6,512	(2,717)	4,465
Provision for loan losses	81	—	248	—	329
Noninterest expense
Compensation and benefits expense	728	473	381	(476)	1,106
Insurance losses and loss adjustment expenses	—	—	454	—	454
Other operating expenses	1,090	1	1,685	(714)	2,062
Total noninterest expense	1,818	474	2,520	(1,190)	3,622
(Loss) income from continuing operations before income tax benefit and undistributed income (loss) of subsidiaries	(2,150)	447	3,744	(1,527)	514
Income tax benefit from continuing operations	(172)	—	(684)	—	(856)
Net (loss) income from continuing operations	(1,978)	447	4,428	(1,527)	1,370
Income (loss) from discontinued operations, net of tax	49	(93)	(130)	—	(174)
Undistributed income (loss) of subsidiaries
Bank subsidiary	859	859	—	(1,718)	—
Nonbank subsidiaries	2,266	(105)	—	(2,161)	—
Net income	$1,196	$1,108	$4,298	$(5,406)	$1,196

Year ended December 31, 2012 ($ in millions)	Parent	Guarantors	Nonguarantors	Consolidating adjustments	Ally consolidated
Net income	$1,196	$1,108	$4,298	$(5,406)	$1,196
Other comprehensive income, net of tax
Unrealized gains on investment securities
Net unrealized gains arising during the period	190	39	329	(227)	331
Less: Net realized gains reclassified to net income	—	—	141	—	141
Net change	190	39	188	(227)	190
Translation adjustments and net investment hedges
Translation adjustments	184	114	205	(319)	184
Hedges	(168)	—	—	—	(168)
Net change	16	114	205	(319)	16
Cash flow hedges
Net unrealized losses arising during the period	(4)	(4)	(4)	8	(4)
Defined benefit pension plans
Net gains (losses), prior service costs, and transition obligations arising during the period	22	—	(36)	(22)	(36)
Less: Net losses, prior service costs, and transition obligations reclassified to net income	—	—	(58)	—	(58)
Net change	22	—	22	(22)	22
Other comprehensive income, net of tax	224	149	411	(560)	224
Comprehensive income	$1,420	$1,257	$4,709	$(5,966)	$1,420

Year ended December 31, 2011 ($ in millions)	Parent	Guarantors	Nonguarantors	Consolidating adjustments	Ally consolidated
Financing revenue and other interest income
Interest and fees on finance receivables and loans	$1,071	$—	$3,128	$(10)	$4,189
Interest and fees on finance receivables and loans — intercompany	173	—	26	(199)	—
Interest on loans held-for-sale	5	—	175	—	180
Interest on trading assets	—	—	8	—	8
Interest and dividends on available-for-sale investment securities	4	—	346	—	350
Interest-bearing cash	5	—	10	—	15
Operating leases	713	—	1,216	—	1,929
Total financing revenue and other interest income	1,971	—	4,909	(209)	6,671
Interest expense
Interest on deposits	65	—	550	—	615
Interest on short-term borrowings	56	—	5	—	61
Interest on long-term debt	3,365	(1)	587	(21)	3,930
Interest on intercompany debt	(13)	2	196	(185)	—
Total interest expense	3,473	1	1,338	(206)	4,606
Depreciation expense on operating lease assets	250	—	691	—	941
Net financing (loss) revenue	(1,752)	(1)	2,880	(3)	1,124
Dividends from subsidiaries
Nonbank subsidiaries	1,383	—	—	(1,383)	—
Other revenue
Servicing fees	270	—	256	(1)	525
Servicing asset valuation and hedge activities, net	—	—	(434)	—	(434)
Total servicing income, net	270	—	(178)	(1)	91
Insurance premiums and service revenue earned	—	—	1,153	—	1,153
Gain on mortgage and automotive loans, net	22	—	207	—	229
Loss on extinguishment of debt	(64)	—	—	—	(64)
Other gain on investments, net	10	—	248	—	258
Other income, net of losses	(167)	37	1,415	(664)	621
Total other revenue	71	37	2,845	(665)	2,288
Total net (loss) revenue	(298)	36	5,725	(2,051)	3,412
Provision for loan losses	58	—	103	—	161
Noninterest expense
Compensation and benefits expense	685	37	308	(37)	993
Insurance losses and loss adjustment expenses	—	—	452	—	452
Other operating expenses	541	1	2,069	(628)	1,983
Total noninterest expense	1,226	38	2,829	(665)	3,428
(Loss) income from continuing operations before income tax (benefit) expense and undistributed income (loss) of subsidiaries	(1,582)	(2)	2,793	(1,386)	(177)
Income tax (benefit) expense from continuing operations	(616)	(1)	659	—	42
Net (loss) income from continuing operations	(966)	(1)	2,134	(1,386)	(219)
Income (loss) from discontinued operations, net of tax	10	(8)	57	3	62
Undistributed income (loss) of subsidiaries
Bank subsidiary	1,254	1,254	—	(2,508)	—
Nonbank subsidiaries	(455)	477	—	(22)	—
Net (loss) income	$(157)	$1,722	$2,191	$(3,913)	$(157)

Year ended December 31, 2011 ($ in millions)	Parent	Guarantors	Nonguarantors	Consolidating adjustments	Ally consolidated
Net (loss) income	$(157)	$1,722	$2,191	$(3,913)	$(157)
Other comprehensive (loss) income, net of tax
Unrealized (losses) gains on investment securities
Net unrealized (losses) gains arising during the period	(82)	50	171	57	196
Less: Net realized gains reclassified to net income	6	—	278	—	284
Net change	(88)	50	(107)	57	(88)
Translation adjustments and net investment hedges
Translation adjustments	(237)	(114)	(219)	333	(237)
Hedges	173	—	—	—	173
Net change	(64)	(114)	(219)	333	(64)
Defined benefit pension plans
Net (losses) gains, prior service costs, and transition obligations arising during the period	(20)	1	(27)	19	(27)
Less: Net losses, prior service costs, and transition obligations reclassified to net income	—	—	(7)	—	(7)
Net change	(20)	1	(20)	19	(20)
Other comprehensive loss, net of tax	(172)	(63)	(346)	409	(172)
Comprehensive (loss) income	$(329)	$1,659	$1,845	$(3,504)	$(329)

Year ended December 31, 2010 ($ in millions)	Parent	Guarantors	Nonguarantors	Consolidating adjustments	Ally consolidated
Financing revenue and other interest income
Interest and fees on finance receivables and loans	$938	$—	$2,945	$(1)	$3,882
Interest and fees on finance receivables and loans — intercompany	367	—	4	(371)	—
Interest on loans held-for-sale	75	—	265	—	340
Interest on trading assets	—	—	1	—	1
Interest and dividends on available-for-sale investment securities	4	—	318	(2)	320
Interest and dividends on available-for-sale investment securities — intercompany	112	—	9	(121)	—
Interest-bearing cash	13	—	17	—	30
Operating leases	1,063	—	1,520	—	2,583
Total financing revenue and other interest income	2,572	—	5,079	(495)	7,156
Interest expense
Interest on deposits	52	—	528	—	580
Interest on short-term borrowings	43	—	2	—	45
Interest on long-term debt	3,691	(1)	537	(20)	4,207
Interest on intercompany debt	(21)	2	373	(354)	—
Total interest expense	3,765	1	1,440	(374)	4,832
Depreciation expense on operating lease assets	435	—	816	—	1,251
Net financing (loss) revenue	(1,628)	(1)	2,823	(121)	1,073
Dividends from subsidiaries
Nonbank subsidiaries	182	1	—	(183)	—
Other revenue
Servicing fees	434	—	89	(1)	522
Servicing asset valuation and hedge activities, net	—	—	(617)	—	(617)
Total servicing income, net	434	—	(528)	(1)	(95)
Insurance premiums and service revenue earned	—	—	1,342	—	1,342
Gain on mortgage and automotive loans, net	31	—	556	—	587
Loss on extinguishment of debt	(127)	—	(9)	12	(124)
Other gain on investments, net	6	—	501	(6)	501
Other income, net of losses	(151)	—	1,173	(561)	461
Total other revenue	193	—	3,035	(556)	2,672
Total net (loss) revenue	(1,253)	—	5,858	(860)	3,745
Provision for loan losses	(200)	—	561	—	361
Noninterest expense
Compensation and benefits expense	785	—	302	—	1,087
Insurance losses and loss adjustment expenses	—	—	511	—	511
Other operating expenses	744	—	1,875	(596)	2,023
Total noninterest expense	1,529	—	2,688	(596)	3,621
(Loss) income from continuing operations before income tax (benefit) expense and undistributed income (loss) of subsidiaries	(2,582)	—	2,609	(264)	(237)
Income tax (benefit) expense from continuing operations	(574)	—	671	—	97
Net (loss) income from continuing operations	(2,008)	—	1,938	(264)	(334)
Income from discontinued operations, net of tax	150	3	1,214	(4)	1,363
Undistributed income (loss) of subsidiaries
Bank subsidiary	902	902	—	(1,804)	—
Nonbank subsidiaries	1,985	259	—	(2,244)	—
Net income	$1,029	$1,164	$3,152	$(4,316)	$1,029

Year ended December 31, 2010 ($ in millions)	Parent	Guarantors	Nonguarantors	Consolidating adjustments	Ally consolidated
Net income	$1,029	$1,164	$3,152	$(4,316)	$1,029
Other comprehensive (loss) income, net of tax
Unrealized (losses) gains on investment securities
Net unrealized (losses) gains arising during the period	(174)	(85)	649	(70)	320
Less: Net realized gains reclassified to net income	3	—	499	(5)	497
Net change	(177)	(85)	150	(65)	(177)
Translation adjustments and net investment hedges
Translation adjustments	165	442	630	(1,072)	165
Hedges	(182)	—	—	—	(182)
Net change	(17)	442	630	(1,072)	(17)
Cash flow hedges
Net unrealized gains arising during the period	33	—	—	—	33
Defined benefit pension plans
Net losses, prior service costs, and transition obligations arising during the period	(40)	—	(81)	62	(59)
Less: Net losses, prior service costs, and transition obligations reclassified to net income	—	—	(19)	—	(19)
Net change	(40)	—	(62)	62	(40)
Other comprehensive (loss) income, net of tax	(201)	357	718	(1,075)	(201)
Cumulative effect of change in accounting principle (a)	(4)	—	(4)	4	(4)
Comprehensive income	$824	$1,521	$3,866	$(5,387)	$824

(a)	Relates to the adoption of ASU 2009-17, Improvements to Financial Reporting by Enterprises Involved with Variable Interest Entities.
Condensed Consolidating Balance Sheet

December 31, 2012 ($ in millions)	Parent (a)	Guarantors	Nonguarantors (a)	Consolidating adjustments	Ally consolidated
Assets
Cash and cash equivalents
Noninterest-bearing	$729	$—	$344	$—	$1,073
Noninterest-bearing — intercompany	39	—	—	(39)	—
Interest-bearing	3,204	—	3,236	—	6,440
Interest-bearing — intercompany	—	—	452	(452)	—
Total cash and cash equivalents	3,972	—	4,032	(491)	7,513
Investment securities	—	—	14,178	—	14,178
Loans held-for-sale, net	—	—	2,576	—	2,576
Finance receivables and loans, net
Finance receivables and loans, net	12,486	—	86,569	—	99,055
Intercompany loans to
Bank subsidiary	1,600	—	—	(1,600)	—
Nonbank subsidiaries	3,514	—	672	(4,186)	—
Allowance for loan losses	(170)	—	(1,000)	—	(1,170)
Total finance receivables and loans, net	17,430	—	86,241	(5,786)	97,885
Investment in operating leases, net	2,003	—	11,547	—	13,550
Intercompany receivables from
Bank subsidiary	677	—	—	(677)	—
Nonbank subsidiaries	315	334	378	(1,027)	—
Investment in subsidiaries
Bank subsidiary	14,288	14,288	—	(28,576)	—
Nonbank subsidiaries	19,180	3,723	—	(22,903)	—
Mortgage servicing rights	—	—	952	—	952
Premiums receivable and other insurance assets	—	—	1,609	—	1,609
Other assets	2,514	—	9,968	(574)	11,908
Assets of operations held-for-sale	855	762	30,582	(23)	32,176
Total assets	$61,234	$19,107	$162,063	$(60,057)	$182,347
Liabilities
Deposit liabilities
Noninterest-bearing	$—	$—	$1,977	$—	$1,977
Noninterest-bearing — intercompany	—	—	39	(39)	—
Interest-bearing	983	—	44,955	—	45,938
Total deposit liabilities	983	—	46,971	(39)	47,915
Short-term borrowings	3,094	—	4,367	—	7,461
Long-term debt	32,342	—	42,219	—	74,561
Intercompany debt to
Nonbank subsidiaries	530	—	5,708	(6,238)	—
Intercompany payables to
Bank subsidiary	752	—	—	(752)	—
Nonbank subsidiaries	674	—	278	(952)	—
Interest payable	748	—	184	—	932
Unearned insurance premiums and service revenue	—	—	2,296	—	2,296
Accrued expenses and other liabilities	2,187	451	4,517	(570)	6,585
Liabilities of operations held-for-sale	26	725	21,948	—	22,699
Total liabilities	41,336	1,176	128,488	(8,551)	162,449
Total equity	19,898	17,931	33,575	(51,506)	19,898
Total liabilities and equity	$61,234	$19,107	$162,063	$(60,057)	$182,347

(a)	Amounts presented are based upon the legal transfer of the underlying assets to VIEs in order to reflect legal ownership.

December 31, 2011 ($ in millions)	Parent (a)	Guarantors	Nonguarantors (a)	Consolidating adjustments	Ally consolidated
Assets
Cash and cash equivalents
Noninterest-bearing	$1,413	$—	$1,062	$—	$2,475
Interest-bearing	4,848	14	5,698	—	10,560
Interest-bearing — intercompany	—	—	516	(516)	—
Total cash and cash equivalents	6,261	14	7,276	(516)	13,035
Trading assets	—	—	622	—	622
Investment securities	—	—	15,135	—	15,135
Loans held-for-sale, net	425	—	8,132	—	8,557
Finance receivables and loans, net
Finance receivables and loans, net	15,151	476	99,128	—	114,755
Intercompany loans to
Bank subsidiary	4,920	—	—	(4,920)	—
Nonbank subsidiaries	5,397	356	550	(6,303)	—
Allowance for loan losses	(245)	(2)	(1,256)	—	(1,503)
Total finance receivables and loans, net	25,223	830	98,422	(11,223)	113,252
Investment in operating leases, net	928	—	8,347	—	9,275
Intercompany receivables from
Bank subsidiary	82	—	—	(82)	—
Nonbank subsidiaries	1,070	327	577	(1,974)	—
Investment in subsidiaries
Bank subsidiary	13,094	13,094	—	(26,188)	—
Nonbank subsidiaries	17,433	3,809	—	(21,242)	—
Mortgage servicing rights	—	—	2,519	—	2,519
Premiums receivable and other insurance assets	—	—	1,853	—	1,853
Other assets	2,664	2	16,713	(638)	18,741
Assets of operations held-for-sale	(174)	—	1,244	—	1,070
Total assets	$67,006	$18,076	$160,840	$(61,863)	$184,059
Liabilities
Deposit liabilities
Noninterest-bearing	$—	$—	$2,029	$—	$2,029
Interest-bearing	1,768	—	41,253	—	43,021
Total deposit liabilities	1,768	—	43,282	—	45,050
Short-term borrowings	2,756	136	4,788	—	7,680
Long-term debt	39,615	214	53,056	—	92,885
Intercompany debt to
Nonbank subsidiaries	574	492	10,673	(11,739)	—
Intercompany payables to
Bank subsidiary	39	—	—	(39)	—
Nonbank subsidiaries	1,266	1	750	(2,017)	—
Interest payable	1,167	3	417	—	1,587
Unearned insurance premiums and service revenue	—	—	2,576	—	2,576
Accrued expenses and other liabilities	541	323	14,438	(638)	14,664
Liabilities of operations held-for-sale	—	—	337	—	337
Total liabilities	47,726	1,169	130,317	(14,433)	164,779
Total equity	19,280	16,907	30,523	(47,430)	19,280
Total liabilities and equity	$67,006	$18,076	$160,840	$(61,863)	$184,059

(a)	Amounts presented are based upon the legal transfer of the underlying assets to VIEs in order to reflect legal ownership.
Condensed Consolidating Statement of Cash Flows

Year ended December 31, 2012 ($ in millions)	Parent	Guarantors	Nonguarantors	Consolidating adjustments	Ally consolidated
Operating activities
Net cash provided by operating activities	$102	$306	$5,862	$(1,221)	$5,049
Investing activities
Purchases of available-for-sale securities	—	—	(12,816)	—	(12,816)
Proceeds from sales of available-for-sale securities	—	—	7,662	—	7,662
Proceeds from maturities and repayments of available-for-sale securities	—	—	5,673	—	5,673
Net decrease (increase) in finance receivables and loans	3,027	2	(14,972)	—	(11,943)
Proceeds from sales of finance receivables and loans	352	—	1,980	—	2,332
Net decrease in loans — intercompany	3,879	105	129	(4,113)	—
Net increase in operating lease assets	(2,268)	—	(3,431)	—	(5,699)
Capital contributions to subsidiaries	(261)	—	—	261	—
Returns of contributed capital	2,079	—	—	(2,079)	—
Net cash effect from deconsolidation of ResCap	—	—	(539)	—	(539)
Proceeds from sale of business units, net	29	—	487	—	516
Other, net	(247)	(13)	(1,481)	—	(1,741)
Net cash provided by (used in) investing activities	6,590	94	(17,308)	(5,931)	(16,555)
Financing activities
Net change in short-term borrowings — third party	338	25	2,331	—	2,694
Net increase in bank deposits	—	—	7,619	(39)	7,580
Proceeds from issuance of long-term debt — third party	3,613	70	35,718	—	39,401
Repayments of long-term debt — third party	(11,238)	(73)	(28,598)	—	(39,909)
Net change in debt — intercompany	(44)	(149)	(3,984)	4,177	—
Dividends paid — third party	(802)	—	—	—	(802)
Dividends paid and returns of contributed capital — intercompany	—	(457)	(2,843)	3,300	—
Capital contributions from parent	—	169	92	(261)	—
Other, net	(785)	1	(143)	—	(927)
Net cash (used in) provided by financing activities	(8,918)	(414)	10,192	7,177	8,037
Effect of exchange-rate changes on cash and cash equivalents	(63)	—	5	—	(58)
Net decrease in cash and cash equivalents	(2,289)	(14)	(1,249)	25	(3,527)
Adjustment for change in cash and cash equivalents of operations held-for-sale	—	—	(1,995)	—	(1,995)
Cash and cash equivalents at beginning of year	6,261	14	7,276	(516)	13,035
Cash and cash equivalents at end of year	$3,972	$—	$4,032	$(491)	$7,513

Year ended December 31, 2011 ($ in millions)	Parent	Guarantors	Nonguarantors	Consolidating adjustments	Ally consolidated
Operating activities
Net cash provided by operating activities	$2,695	$209	$3,973	$(1,384)	$5,493
Investing activities
Purchases of available-for-sale securities	—	—	(19,377)	—	(19,377)
Proceeds from sales of available-for-sale securities	1,494	—	12,738	—	14,232
Proceeds from maturities and repayments of available-for-sale securities	1	—	4,964	—	4,965
Net increase in finance receivables and loans	(2,933)	(51)	(14,014)	—	(16,998)
Proceeds from sales of finance receivables and loans	1,346	—	1,522	—	2,868
Net decrease (increase) in loans — intercompany	2,743	11	(88)	(2,666)	—
Net decrease (increase) in operating lease assets	2,890	—	(3,901)	—	(1,011)
Capital contributions to subsidiaries	(1,634)	(855)	—	2,489	—
Returns of contributed capital	1,255	—	—	(1,255)	—
Proceeds from sale of business units, net	—	—	50	—	50
Other, net	124	(1)	1,020	—	1,143
Net cash provided by (used in) investing activities	5,286	(896)	(17,086)	(1,432)	(14,128)
Financing activities
Net change in short-term borrowings — third party	237	47	230	—	514
Net increase in bank deposits	—	—	5,840	—	5,840
Proceeds from issuance of long-term debt — third party	3,201	200	41,353	—	44,754
Repayments of long-term debt — third party	(9,414)	(226)	(30,833)	—	(40,473)
Net change in debt — intercompany	71	30	(2,755)	2,654	—
Dividends paid — third party	(819)	—	—	—	(819)
Dividends paid and returns of contributed capital — intercompany	—	(207)	(2,431)	2,638	—
Capital contributions from parent	—	855	1,634	(2,489)	—
Other, net	308	—	(74)	—	234
Net cash (used in) provided by financing activities	(6,416)	699	12,964	2,803	10,050
Effect of exchange-rate changes on cash and cash equivalents	31	—	18	—	49
Net increase (decrease) in cash and cash equivalents	1,596	12	(131)	(13)	1,464
Adjustment for change in cash and cash equivalents of operations held-for-sale	—	—	(99)	—	(99)
Cash and cash equivalents at beginning of year	4,665	2	7,506	(503)	11,670
Cash and cash equivalents at end of year	$6,261	$14	$7,276	$(516)	$13,035

Year ended December 31, 2010 ($ in millions)	Parent	Guarantors	Nonguarantors	Consolidating adjustments	Ally consolidated
Operating activities
Net cash provided by operating activities	$4,552	$13	$7,230	$(188)	$11,607
Investing activities
Purchases of available-for-sale securities	(1,485)	—	(22,631)	—	(24,116)
Proceeds from sales of available-for-sale securities	41	—	17,872	(41)	17,872
Proceeds from maturities and repayments of available-for-sale securities	—	—	4,527	—	4,527
Net decrease in investment securities — intercompany	323	—	260	(583)	—
Net (increase) decrease in finance receivables and loans	(5,177)	96	(12,263)	—	(17,344)
Proceeds from sales of finance receivables and loans	6	—	3,132	—	3,138
Net decrease (increase) in loans — intercompany	7,736	(283)	(302)	(7,151)	—
Net (increase) decrease in operating lease assets	(2,770)	—	7,846	—	5,076
Capital contributions to subsidiaries	(2,036)	(1,737)	—	3,773	—
Returns of contributed capital	880	—	—	(880)	—
Proceeds from sale of business unit, net	59	—	102	—	161
Other, net	104	(1)	3,016	—	3,119
Net cash (used in) provided by investing activities	(2,319)	(1,925)	1,559	(4,882)	(7,567)
Financing activities
Net change in short-term borrowings — third party	735	50	(4,414)	—	(3,629)
Net increase in bank deposits	—	—	6,556	—	6,556
Proceeds from issuance of long-term debt — third party	5,824	90	33,047	41	39,002
Repayments of long-term debt — third party	(4,292)	(256)	(44,982)	—	(49,530)
Net change in debt — intercompany	243	300	(7,774)	7,231	—
Dividends paid — third party	(1,253)	—	—	—	(1,253)
Dividends paid and returns of contributed capital — intercompany	—	—	(1,068)	1,068	—
Capital contributions from parent	—	1,725	2,048	(3,773)	—
Other, net	418	—	451	—	869
Net cash provided by (used in) financing activities	1,675	1,909	(16,136)	4,567	(7,985)
Effect of exchange-rate changes on cash and cash equivalents	—	—	102	—	102
Net increase (decrease) in cash and cash equivalents	3,908	(3)	(7,245)	(503)	(3,843)
Adjustment for change in cash and cash equivalents of operations held-for-sale	—	—	725	—	725
Cash and cash equivalents at beginning of year	757	5	14,026	—	14,788
Cash and cash equivalents at end of year	$4,665	$2	$7,506	$(503)	$11,670